Equity (Tables)	6 Months Ended
Dec. 31, 2021
Schedule of issued and paid-up capital
	31 December 2021	31 December 2021	30 June 2021	30 June 2021
	No.	$	No.	$
Fully paid ordinary shares	9,233,965,143	155,139,886	9,016,726,743	153,574,974

Schedule of movements in shares on issue

	Number of shares	$
Balance at 1 July 2021	9,016,726,743	153,574,974
Issue of ordinary shares in respect of the acquisition of EasyDNA’s brand and assets on 19 July 2021	209,363,400	1,574,136
Issue of ordinary shares on exercise of performance rights on 3 Novem- ber 2021	7,875,000	-
Less: transaction costs arising on share issue	-	(9,224)
Balance at 31 December 2021	9,233,965,143	155,139,886

Summary of employee share and options plan

	Performance Rights	Options and warrants	Total
	Number	Number	$
Balance at 1 July 2021	203,937,500	1,000,932,828	10,314,324
Issue of performance rights	83,937,500	-	227,208
Reversal of forfeited/lapsed performance rights	(15,000,000)	-	-
Performance rights exercised	(7,875,000)	-	-
Reversal of forfeited/lapsed options	-	(22,000,000)	-
At 31 December 2021	265,000,000	978,932,828	10,541,532

Summary of other reserves

	Share based payments	Foreign currency translation	Total
	$	$	$
Balance at 1 July 2021	10,314,324	718,955	11,033,279
Currency translation differences	-	7,078	7,078
Other comprehensive income for the period	-	7,078	7,078
Issue of performance rights	227,208	-	227,208
At 31 December 2021	10,541,532	726,033	11,267,565